Leases - Schedule of Future Minimum Payments Operating Leases (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Future Minimum Payments Operating Leases [Abstract]
Year ending June 30, 2025	$ 138,266
Year ending June 30, 2026	122,545
Thereafter	30,636
Total undiscounted lease obligations	291,447
Less: imputed interest	(17,633)
Lease liabilities recognized in the consolidated balance sheet	$ 273,814	$ 82,682